Leases (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Remaining Lease Term [Abstract]
Operating leases	3 years				3 years		3 years 6 months
Finance leases	8 years 9 months 18 days				8 years 9 months 18 days		9 years 3 months 18 days
Weighted Average Discount Rate [Abstract]
Operating leases	5.75%				5.75%		5.75%
Finance leases	5.04%				5.04%		5.04%
Operating Leases, Right-of-Use Assets and Lease Liabilities [Abstract]
Right-of-use asset	$ 1,777				$ 1,777		$ 1,979	$ 0
Operating lease liabilities, non-current	1,274				1,274		1,553	$ 0
Future Minimum Lease Commitments [Abstract]
2020 (excluding the six months ended June 30, 2020)	371				371
2021	752				752		710
2022	592				592		715
2023	373				373		564
2024	27				27		368
After 2024	0				0
Total lease payments	2,115				2,115		2,385
Less imputed interest	(178)				(178)		(230)
Total	1,937				1,937		2,155
Finance Lease Liabilities, Payments, Due [Abstract]
2019 (excluding the six months ended June 30, 2019)	1,033				1,033
2021	2,097				2,097		2,097
2022	2,149				2,149		2,149
2023	2,203				2,203		2,203
2024	2,258				2,258		2,258
2024 and thereafter	10,658				10,658		10,658
Total lease payments	20,398				20,398		21,411
Less imputed interest	(4,127)				(4,127)		(4,546)
Total	16,271				16,271		16,865
Lease, Cost [Abstract]
Operating lease cost	182		$ 147		360	$ 294	597
Short-term lease cost	30	[1]	42	[1]	57	84	147 [1]
Amortization of finance lease assets	305		305		610	610	1,221
Interest on finance lease liabilities	208		222		419	447	881
Total finance lease cost	513		527		1,029	1,057	2,102
Total lease costs	$ 725		$ 716		1,446	1,435	2,846
Cash paid for amounts included in the measurement of lease liabilities: [Abstract]
Cash flows from operating activities - operating leases					375	279	604
Cash flows from operating activities - finance leases					1,012	987	1,995
Right-of-use assets obtained in exchange for lease obligations: [Abstract]
Operating lease right-of-use assets obtained in exchange for operating lease liabilities					$ 300	$ 245	$ 488

[1]	Leases that have terms of 12 months or less.